May 1, 2008

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Subject:             Nationwide VA Separate Account-D
           Nationwide Life and Annuity Insurance Company
           SEC File No.  333-45976
           CIK No. 0001123314

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VA Separate Account-D and Nationwide Life and Annuity Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) of Rule 497 does not differ from the form of the prospectus contained in Post-Effective Amendment No. 12 to the Registration Statement, which became effective May 1, 2006.

Please contact me direct at (614) 677-5456 if you have any questions regarding this filing.

Very truly yours,

Nationwide Life AND ANNUITY Insurance Company

/s/ CATHERINE L. VENARD
Catherine L. Venard
Assistant General Assistant